UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     April 28, 2011


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    131

Form 13F Information Table Value total: $552,791 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      230    11500 SH       SOLE                                      11500
3M Company                     COM              88579y101     1451    15524 SH       SOLE                                      15524
AT&T, Inc.                     COM              00206R102     6419   209716 SH       SOLE                                     209716
Abbott Laboratories Corp.      COM              002824100      368     7500 SH       SOLE                                       7500
Accenture Ltd                  COM              g1151c101    12530   227936 SH       SOLE                                     227936
AllState Corp.                 COM              020002101      310     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     1587    60969 SH       SOLE                                      60969
American Express Co.           COM              025816109      497    10991 SH       SOLE                                      10991
American Oriental Bioengineeri COM              028731107       16    11000 SH       SOLE                                      11000
Amgen Inc.                     COM              031162100      722    13500 SH       SOLE                                      13500
Apache Corp.                   COM              037411105    12569    96004 SH       SOLE                                      96004
Apple Computer                 COM              037833100     1231     3531 SH       SOLE                                       3531
Automatic Data Processing      COM              053015103      273     5330 SH       SOLE                                       5330
Banco LatinoAmericano          COM              P16994132    13434   769400 SH       SOLE                                     769400
BankAmerica Corp.              COM              060505104      180    13514 SH       SOLE                                      13514
Belo Corporation               COM              080555105      502    57000 SH       SOLE                                      57000
Berkshire Hathaway Inc. Cl A   COM              084670108     1754       14 SH       SOLE                                         14
Berkshire Hathaway Inc. Cl B   COM              084670702    49293   589422 SH       SOLE                                     589422
Berry Petroleum Cl A           COM              085789105     7984   158260 SH       SOLE                                     158260
Best Buy Co.                   COM              086516101     2101    73143 SH       SOLE                                      73143
Bristol Myers Squibb           COM              110122108     1070    40503 SH       SOLE                                      40503
Brookdale Sr Living Inc        COM              112463104     1523    54400 SH       SOLE                                      54400
Caterpillar Inc.               COM              149123101     4817    43260 SH       SOLE                                      43260
Chevron Corp.                  COM              166764100     1954    18182 SH       SOLE                                      18182
Cisco Systems Inc.             COM              17275R102     6173   359959 SH       SOLE                                     359959
Citigroup Inc.                 COM              172967101       52    11820 SH       SOLE                                      11820
Coca Cola Co.                  COM              191216100     2316    34910 SH       SOLE                                      34910
Comcast Corp. Special Class A  COM              20030n200      624    26855 SH       SOLE                                      26855
Computer Sciences Corp.        COM              205363104     1809    37123 SH       SOLE                                      37123
ConocoPhillips                 COM              20825c104      451     5650 SH       SOLE                                       5650
Corrections Corp Amer          COM              22025y407    14000   573755 SH       SOLE                                     573755
Covidien Ltd                   COM              g2554f113      373     7172 SH       SOLE                                       7172
Credo Petroleum                COM              225439207      434    34000 SH       SOLE                                      34000
DIRECTV Ser A                  COM              25490A101     1265    27033 SH       SOLE                                      27033
DJ STOXX 50 ETF Index          COM              78463x103      477    13308 SH       SOLE                                      13308
Darden  Restaurants, Inc.      COM              237194105      295     6000 SH       SOLE                                       6000
Dentsply Intl Inc              COM              249030107     1833    49554 SH       SOLE                                      49554
Dionex Corp.                   COM              254546104      472     4000 SH       SOLE                                       4000
Dominion Resources, Inc.       COM              25746u109     1250    27972 SH       SOLE                                      27972
Duke Energy Corp.              COM              26441c105     3111   171400 SH       SOLE                                     171400
E. I. Dupont de Nemours & Co.  COM              263534109      302     5500 SH       SOLE                                       5500
Eaton Corp.                    COM              278058102      406     7330 SH       SOLE                                       7330
Exxon Mobil Corp.              COM              30231G102    16987   201914 SH       SOLE                                     201914
Fairfax Financial Hld          COM              303901102    69521   184012 SH       SOLE                                     184012
FedEx Corp.                    COM              31428X106     3066    32770 SH       SOLE                                      32770
Gannett Co. Inc.               COM              364730101     9360   614585 SH       SOLE                                     614585
General Electric Co.           COM              369604103     6370   317693 SH       SOLE                                     317693
General Mills Inc.             COM              370334104     1741    47628 SH       SOLE                                      47628
Google Inc Class A             COM              038259P50      244      415 SH       SOLE                                        415
HCA Holdings, Inc.             COM              40412C101     4959   146400 SH       SOLE                                     146400
HCC Ins Hldgs                  COM              404132102     5063   161709 SH       SOLE                                     161709
HCP Inc                        COM              40414L109     2481    65400 SH       SOLE                                      65400
Halliburton Inc.               COM              406216101     9036   181302 SH       SOLE                                     181302
HealthStream Inc.              COM              42222n103      105    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103     3932    95983 SH       SOLE                                      95983
Home Depot Inc.                COM              437076102     2969    80113 SH       SOLE                                      80113
Intel Corp.                    COM              458140100     5943   294497 SH       SOLE                                     294497
International Business Machine COM              459200101     9166    56211 SH       SOLE                                      56211
Johnson & Johnson              COM              478160104     7334   123787 SH       SOLE                                     123787
Kraft Inc.                     COM              50075n104     8366   266775 SH       SOLE                                     266775
L-3 Communications             COM              502424104      825    10537 SH       SOLE                                      10537
Leucadia Natl Corp             COM              527288104     1987    52928 SH       SOLE                                      52928
Level 3 Commun                 COM              52729N100     7904  5376900 SH       SOLE                                    5376900
Loews Corp.                    COM              540424108    19391   450014 SH       SOLE                                     450014
Lowes Companies                COM              548661107     3072   116234 SH       SOLE                                     116234
McCormick                      COM              579780206      741    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     1783    23430 SH       SOLE                                      23430
Mead Johnson Nutrition         COM              582839106      327     5647 SH       SOLE                                       5647
Media General                  COM              584404107      946   137500 SH       SOLE                                     137500
Medtronic Inc.                 COM              585055106     5515   140160 SH       SOLE                                     140160
Merck & Company Inc.           COM              58933y105     3812   115470 SH       SOLE                                     115470
Microsoft Corp.                COM              594918104     5502   216698 SH       SOLE                                     216698
Morgan Stanley                 COM              617446448      260     9500 SH       SOLE                                       9500
Morgan Stanley China A Share F COM              617468103      755    26271 SH       SOLE                                      26271
National Health Invstrs        COM              63633d104    16518   344704 SH       SOLE                                     344704
National Healthcare            COM              635906100     1078    23178 SH       SOLE                                      23178
News Corp. Ltd. Cl A           COM              65248e104      541    30770 SH       SOLE                                      30770
News Corp. Ltd. Cl B           COM              65248e203     2418   129851 SH       SOLE                                     129851
Novartis AG                    COM              66987v109     2043    37587 SH       SOLE                                      37587
Oracle                         COM              68389x105      613    18339 SH       SOLE                                      18339
Overstock                      COM              690370101     9999   636080 SH       SOLE                                     636080
Pall Corp.                     COM              696429307    10192   176906 SH       SOLE                                     176906
Peoples United Financial       COM              712704105    14111  1121700 SH       SOLE                                    1121700
PepsiCo Inc.                   COM              713448108     1687    26199 SH       SOLE                                      26199
Pfizer Inc.                    COM              717081103      804    39579 SH       SOLE                                      39579
Philip Morris Intl             COM              718172109     4627    70494 SH       SOLE                                      70494
Pinnacle Airlines              COM              723443107       63    11000 SH       SOLE                                      11000
ProShs UltraShort 20yr+ Treasu COM              74347R297     1299    34691 SH       SOLE                                      34691
ProShs Ultrashort 7-10yr Treas COM              74347R313      319     7540 SH       SOLE                                       7540
Procter & Gamble Co.           COM              742718109     9659   156799 SH       SOLE                                     156799
Regions Financial Corp.        COM              7591ep100      453    62368 SH       SOLE                                      62368
Republic Services Inc.         COM              760759100     7077   235575 SH       SOLE                                     235575
Roche Holdings                 COM              771195104     2657    74113 SH       SOLE                                      74113
SPDR Gold Trust                COM              78463V107      310     2216 SH       SOLE                                       2216
SPDR Utilities Select          COM              81369Y886      554    17385 SH       SOLE                                      17385
Schlumberger Ltd.              COM              806857108    10429   111832 SH       SOLE                                     111832
Scripps Networks Interactive,  COM              811065101     1705    34044 SH       SOLE                                      34044
Select Basic Materials Sector  COM              81369y100     2175    54345 SH       SOLE                                      54345
Sigma Aldrich Corp.            COM              826552101      255     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      564    19542 SH       SOLE                                      19542
Syntroleum                     COM              871630109     2528  1118744 SH       SOLE                                    1118744
Sysco Corp.                    COM              871829107     6048   218335 SH       SOLE                                     218335
TJX Companies, Inc.            COM              872540109      497    10000 SH       SOLE                                      10000
Tidewater Inc.                 COM              886423102     8591   143538 SH       SOLE                                     143538
Transocean, Ltd                COM              H8817H100      902    11567 SH       SOLE                                      11567
Travelers Inc.                 COM              89417e109     1017    17096 SH       SOLE                                      17096
United Parcel Svc. Inc. CL B   COM              911312106     4819    64840 SH       SOLE                                      64840
United Technologies Corp.      COM              913017109     7901    93333 SH       SOLE                                      93333
Vanguard Emerging Markets ETF  COM              922042858     1988    40621 SH       SOLE                                      40621
Vanguard Large-Cap Exchanged T COM              922908637      424     6985 SH       SOLE                                       6985
Vanguard Mid-Cap Exchange Trad COM              922908629      271     3364 SH       SOLE                                       3364
Vanguard Small-Cap VIPERs      COM              922908751      496     6280 SH       SOLE                                       6280
Verizon Communications         COM              92343v104      273     7079 SH       SOLE                                       7079
Vodafone Group PLC ADS         COM              92857w209     5993   208450 SH       SOLE                                     208450
Vulcan Materials               COM              929160109      755    16550 SH       SOLE                                      16550
Wal-Mart Stores Inc.           COM              931142103     6525   125354 SH       SOLE                                     125354
Walt Disney Co.                COM              254687106     4912   113991 SH       SOLE                                     113991
Washington Post Co.            COM              939640108     1142     2609 SH       SOLE                                       2609
Wells Fargo & Co.              COM              949746101     1136    35835 SH       SOLE                                      35835
Wesco Financial                COM              950817106      677     1739 SH       SOLE                                       1739
Western Union                  COM              959802109     1391    66967 SH       SOLE                                      66967
White Mountain Ins             COM              G9618E107     1952     5359 SH       SOLE                                       5359
Willis Group Holdings Public L COM              G96666105      255     6325 SH       SOLE                                       6325
iShares FTSE China 25 Index Fu COM              464287184     4364    97172 SH       SOLE                                      97172
iShares MSCI Emerging Markets  COM              464287234      904    18576 SH       SOLE                                      18576
iShares MSCI Pacific Rim       COM              464286665     2266    46898 SH       SOLE                                      46898
iShares MidCap 400             COM              464287507      359     3639 SH       SOLE                                       3639
iShares Russell 1000 Index ETF COM              464287622      505     6835 SH       SOLE                                       6835
iShares Russell Mid-Cap Index  COM              464287499      297     2721 SH       SOLE                                       2721
iShares S&P SmallCap 600 Index COM              464287804     3053    41510 SH       SOLE                                      41510
Natl Healthcare Cv Prf         PFD CV           635906209      477    33125 SH       SOLE                                      33125